Dividends - Additional Information (Detail) - Ordinary And Extraordinary Shareholders' Meeting - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Apr. 30, 2024	Apr. 25, 2023	Apr. 26, 2022
Disclosure Of Dividends [Line Items]
Dividend		$ 101,354,505	$ 60,480,424	$ 135,915,356
Dividend per share		$ 44.08	$ 6.78	$ 7.46
Eventual dividend distribution classified as expense	$ 602,881,306	$ 386,635,827
Additional dividends classified as expense			$ 75,000,000	$ 8,000,000
Optional Reserve for Future Income Distribution
Disclosure Of Dividends [Line Items]
Dividend		$ 65,000,000	10,000,000	11,000,000
Additional dividends classified as expense			$ 453,603,231	$ 98,847,542